Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Total unrecognized tax benefits that would affect effective tax rate, if recognized	$ 8,943
Accrued interest and penalties related to unrecognized tax benefits, net of federal tax benefits	3,420	3,177
Decrease in valuation allowance related to changes in the estimated tax benefit of federal and state operating losses of separate-return entities	4,644
Federal
Income Taxes [Line Items]
Net operating loss carryforwards	288,604
Net operating loss carryforwards, expiration date	Expire through 2031
Federal | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year	2031
State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 390,774
Net operating loss carryforwards, expiration date	Expire through 2031
State | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year	2031